NET REVENUES - Expected recognition of contract liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET REVENUES
Total	¥ 479,702	¥ 522,646	¥ 341,907	¥ 46,521
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
NET REVENUES
Expected time of recognition	1 year
Revenue, Remaining Performance Obligation	¥ 293,706
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
NET REVENUES
Expected time of recognition	1 year
Revenue, Remaining Performance Obligation	¥ 82,865
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
NET REVENUES
Expected time of recognition	1 year
Revenue, Remaining Performance Obligation	¥ 64,693
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
NET REVENUES
Expected time of recognition	1 year
Revenue, Remaining Performance Obligation	¥ 29,391
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
NET REVENUES
Expected time of recognition	1 year
Revenue, Remaining Performance Obligation	¥ 5,985
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
NET REVENUES
Expected time of recognition
Revenue, Remaining Performance Obligation	¥ 3,062